Interests in Joint operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Interests in Joint operations [Line Items]
PP and E	$ 614,665	$ 567,788	$ 557,170
Total Assets	960,266	852,132
Total Liabilities	(1,069,456)	(719,247)
Revenue	$ 393,692	$ 628,907	$ 601,161
Llanos 34 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	45.00%	45.00%	45.00%
PP and E	$ 212,914	$ 208,156	$ 174,895
Other Assets	2,834	3,128	3,133
Total Assets	215,748	211,284	178,028
Total Liabilities	(6,829)	(6,267)	(2,296)
Net Assets/ (Liabilities)	208,919	205,017	175,732
Revenue	273,077	513,378	469,404
Operating profit (loss)	$ 203,386	$ 398,953	$ 347,772
Llanos 32 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	12.50%	12.50%	12.50%
PP and E	$ 1,484	$ 1,136	$ 2,011
Other Assets	0	0	0
Total Assets	1,484	1,136	2,011
Total Liabilities	(273)	(519)	(449)
Net Assets/ (Liabilities)	1,211	617	1,562
Revenue	5,885	6,053	5,764
Operating profit (loss)	$ 4,248	$ 2,791	$ 623
Llanos 86 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 137	$ 21
Other Assets	0	0
Total Assets	137	21
Total Liabilities	0	0
Net Assets/ (Liabilities)	137	21
Revenue	0	0
Operating profit (loss)	$ 0	$ 0
Llanos 87 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 333	$ 40
Other Assets	0	0
Total Assets	333	40
Total Liabilities	0	0
Net Assets/ (Liabilities)	333	40
Revenue	0	0
Operating profit (loss)	$ 0	$ 0
Llanos 94 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 42
Other Assets	0
Total Assets	42
Total Liabilities	(68)
Net Assets/ (Liabilities)	(26)
Revenue	0
Operating profit (loss)	$ 0
Llanos 104 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 145	$ 26
Other Assets	0	0
Total Assets	145	26
Total Liabilities	0	0
Net Assets/ (Liabilities)	145	26
Revenue	0	0
Operating profit (loss)	$ 0	$ 0
Llanos 123 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 248
Other Assets	0
Total Assets	248
Total Liabilities	0
Net Assets/ (Liabilities)	248
Revenue	0
Operating profit (loss)	$ 0
Llanos 124 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 240
Other Assets	0
Total Assets	240
Total Liabilities	0
Net Assets/ (Liabilities)	240
Revenue	0
Operating profit (loss)	$ 0
Tranquilo Block (Chile) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest			50.00%
PP and E			$ 0
Other Assets			55
Total Assets			55
Total Liabilities			(428)
Net Assets/ (Liabilities)			(373)
Revenue			0
Operating profit (loss)			$ (46)
CPO-5 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	30.00%
PP and E	$ 218,298
Other Assets	0
Total Assets	218,298
Total Liabilities	(455)
Net Assets/ (Liabilities)	217,843
Revenue	29,552
Operating profit (loss)	$ 14,398
Mecaya Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 1,301
Other Assets	0
Total Assets	1,301
Total Liabilities	(128)
Net Assets/ (Liabilities)	1,173
Revenue	0
Operating profit (loss)	$ 0
PUT-8 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 2,334
Other Assets	0
Total Assets	2,334
Total Liabilities	0
Net Assets/ (Liabilities)	2,334
Revenue	0
Operating profit (loss)	$ 0
PUT-9 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 924
Other Assets	0
Total Assets	924
Total Liabilities	0
Net Assets/ (Liabilities)	924
Revenue	0
Operating profit (loss)	$ 0
PUT-12 Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	60.00%
PP and E	$ 610
Other Assets	0
Total Assets	610
Total Liabilities	0
Net Assets/ (Liabilities)	610
Revenue	0
Operating profit (loss)	$ 0
PUT-36 Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 31
Other Assets	0
Total Assets	31
Total Liabilities	0
Net Assets/ (Liabilities)	31
Revenue	0
Operating profit (loss)	$ 0
Tacacho Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 3,591
Other Assets	0
Total Assets	3,591
Total Liabilities	0
Net Assets/ (Liabilities)	3,591
Revenue	0
Operating profit (loss)	$ 0
Terecay Block (Colombia) [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 173
Other Assets	0
Total Assets	173
Total Liabilities	0
Net Assets/ (Liabilities)	173
Revenue	0
Operating profit (loss)	$ 0
Flamenco Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 4,623	$ 4,803
Other Assets	0	0	0
Total Assets		4,623	4,803
Total Liabilities	(1,577)	(1,382)	(1,173)
Net Assets/ (Liabilities)	(1,577)	3,241	3,630
Revenue	0	0	263
Operating profit (loss)	$ (7,532)	$ (313)	$ (5,647)
Campanario Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 16,445	$ 16,477
Other Assets	0	0	0
Total Assets		16,445	16,477
Total Liabilities	(372)	(331)	(278)
Net Assets/ (Liabilities)	(372)	16,114	16,199
Revenue	0	0	40
Operating profit (loss)	$ (16,913)	$ (156)	$ (1,008)
Isla Norte Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	60.00%	60.00%	60.00%
PP and E	$ 0	$ 8,896	$ 8,920
Other Assets	0	0	0
Total Assets		8,896	8,920
Total Liabilities	(132)	(101)	(72)
Net Assets/ (Liabilities)	(132)	8,795	8,848
Revenue	0	0	7
Operating profit (loss)	$ (9,418)	$ (189)	$ (778)
Manati field [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	10.00%	10.00%	10.00%
PP and E	$ 13,280	$ 18,537	$ 25,741
Other Assets	15,557	18,066	6,364
Total Assets	28,837	36,603	32,105
Total Liabilities	(11,515)	(15,980)	(839)
Net Assets/ (Liabilities)	17,322	20,623	31,266
Revenue	12,286	22,376	30,053
Operating profit (loss)	$ 3,339	$ 9,263	$ 17,963
POT-T-747 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest		70.00%	70.00%
PP and E		$ 0	$ 202
Other Assets		0	0
Total Assets		0	202
Total Liabilities		0
Net Assets/ (Liabilities)		0	202
Revenue		0	0
Operating profit (loss)		$ (1,516)	$ 0
RECT128 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	70.00%	70.00%	70.00%
PP and E	$ 0	$ 3,886	$ 1,398
Other Assets	1,152	919	0
Total Assets	1,152	4,805	1,398
Total Liabilities	(52)	(143)	(648)
Net Assets/ (Liabilities)	1,100	4,662	750
Revenue	497	674	0
Operating profit (loss)	$ (72)	$ 57	$ 0
POT T 785 [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	70.00%	70.00%
PP and E	$ 79	$ 125
Other Assets	0	0
Total Assets	79	125
Total Liabilities	0	0
Net Assets/ (Liabilities)	79	125
Revenue	0	0
Operating profit (loss)	$ 0	$ 0
CN-V Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%	50.00%
PP and E	$ 0	$ 0	$ 8,577
Other Assets	107	274	328
Total Assets	107	274	8,905
Total Liabilities	(164)	(237)	(577)
Net Assets/ (Liabilities)	(57)	37	8,328
Revenue	0	0	0
Operating profit (loss)	$ (289)	$ (15,451)	$ (922)
Los Parlamentos Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%
PP and E	$ 0
Other Assets	0
Total Liabilities	0
Revenue	0
Operating profit (loss)	$ (244)
Puelen Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%	18.00%	18.00%
PP and E	$ 0	$ 0	$ 1,881
Other Assets	20	47	13
Total Assets	20	47	1,894
Total Liabilities	(106)	(41)	(246)
Net Assets/ (Liabilities)	(86)	6	1,648
Revenue	0	0	0
Operating profit (loss)	$ (156)	$ (1,959)	$ (159)
Sierra del Nevado Block [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	18.00%	18.00%	18.00%
PP and E	$ 0	$ 0	$ 995
Other Assets	7	63	10
Total Assets	7	63	1,005
Total Liabilities	(6)	(79)	(91)
Net Assets/ (Liabilities)	1	(16)	914
Revenue	0	0	0
Operating profit (loss)	$ (13)	$ (1,705)	$ (134)
Morona [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	75.00%	75.00%	75.00%
PP and E	$ 3,651	$ 8,921	$ 6,446
Other Assets	607	6,862	0
Total Assets	4,258	15,783	6,446
Total Liabilities	(6,622)	(10,161)	(7,016)
Net Assets/ (Liabilities)	(2,364)	5,622	(570)
Revenue	0	0	0
Operating profit (loss)	$ (36,980)	$ (4,976)	$ 0
Espejo [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 409	$ 199
Other Assets	29	321
Total Assets	438	520
Total Liabilities	(131)	(610)
Net Assets/ (Liabilities)	307	(90)
Revenue	0	0
Operating profit (loss)	$ (464)	$ (272)
Perico [Member]
Disclosure Of Interests in Joint operations [Line Items]
Interest	50.00%	50.00%
PP and E	$ 397	$ 304
Other Assets	52	61
Total Assets	449	365
Total Liabilities	(229)	(541)
Net Assets/ (Liabilities)	220	(176)
Revenue	0	0
Operating profit (loss)	$ (543)	$ (176)